Consolidated statements of changes in equity - CHF (SFr) SFr in Thousands	Total	Share capital [member]	Treasury shares [member]	Reserves [member]	Accumulated loss [member]
Beginning balance at Dec. 31, 2020	SFr 67,043	SFr 32,467		SFr 69,774	SFr (35,198)
Result for the period	(34,705)				(34,705)
Other comprehensive income for the period	407			255	152
Total comprehensive result for the period	(34,298)			255	(34,553)
Issuance of treasury shares		11,535	SFr (11,535)
Direct Share Placement program	50,887		3,982	46,905
Private placements	25,000		1,129	23,871
Acquisition payments	74,402		3,425	70,977
Exercise of options	201	131		70
Share-based compensation cost	1,143			1,143
Transaction cost in relation to capital increases	(2,848)			(2,848)
Ending balance at Dec. 31, 2021	181,530	44,133	(2,999)	210,147	(69,751)
Result for the period	(50,790)				(50,790)
Other comprehensive income for the period	1,403			461	942
Total comprehensive result for the period	(49,387)			461	(49,848)
Issuance of treasury shares		12,000	(12,000)
Direct Share Placement program	7,051		1,389	5,662
Acquisition milestone share payments	4,200		1,502	2,698
Exercise of options	60	30		30
Share-based compensation cost	2,186			2,186
Transaction cost in relation to capital increases	(223)			(223)
Ending balance at Dec. 31, 2022	SFr 145,417	SFr 56,163	SFr (12,108)	SFr 220,961	SFr (119,599)